INVENTORIES, NET (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials and components	$12,321	$11,832
Work in process	16,145	16,652
Spare parts	3,897	2,243
Finished goods	668	576

	$33,031	$31,303